PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets to sales and marketing (Details)	6 Months Ended
	Jun. 30, 2016 CNY (¥) item	Jun. 30, 2015 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Number of business acquisitions or investments material to businesses or financial results of the entity | item	1
Amount of consideration paid	¥ 54,600,000
Impairment of goodwill	0	¥ 0
Impairment on other intangible assets	0	0
Accrued liability for customer reward program
Amount of accrued liability for group's customers reward program			$ 95,318,442	¥ 633,476,833	¥ 593,346,816
Amount of expenses for group's customers reward program	116,000,000	225,000,000
Sales and marketing
Advertising expenses	¥ 1,300,000,000	¥ 769,000,000
Minimum
Intangible assets
Intangible asset useful life	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years